Income Taxes (Narratives) (Details) (USD $)	12 Months Ended				12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]
Income Tax Disclosures
Accrued income taxes		$ 4,000,000
Net deferrred tax asset (liability)		(17,328,000)	(44,127,000)
Unrecognized tax benefit that would impact tax rate				600,000
Unrecognized tax benefit tax benefit, reversed	100,000
Prepaid taxes			4,600,000
Uncertain tax position		300,000	0
Income Tax Contingency [Line Items]
Open tax years by major tax jurisdiction					2009	2012
Operating loss carryforward		46,100,000
Operating loss deferred tax asset, valuation allowance		11,900,000
Operating loss carryforwards, deferred tax asset		$ 11,900,000